Average Annual Total Returns{- Fidelity® SAI Long-Term Treasury Bond Index Fund} - 02.28 Fidelity SAI Long-Term Treasury Bond Index Fund PRO-09 - Fidelity® SAI Long-Term Treasury Bond Index Fund	Fidelity SAI Long-Term Treasury Bond Index Fund-Default Return Before Taxes Past 1 year	Fidelity SAI Long-Term Treasury Bond Index Fund-Default Return Before Taxes Past 5 years	Fidelity SAI Long-Term Treasury Bond Index Fund-Default Return Before Taxes Since Inception		Fidelity SAI Long-Term Treasury Bond Index Fund-Default After Taxes on Distributions Past 1 year	Fidelity SAI Long-Term Treasury Bond Index Fund-Default After Taxes on Distributions Past 5 years	Fidelity SAI Long-Term Treasury Bond Index Fund-Default After Taxes on Distributions Since Inception		Fidelity SAI Long-Term Treasury Bond Index Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity SAI Long-Term Treasury Bond Index Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity SAI Long-Term Treasury Bond Index Fund-Default After Taxes on Distributions and Sales Since Inception		LB145 Past 1 year	LB145 Past 5 years	LB145 Since Inception
Total	18.34%	8.08%	7.57%	[1]	15.40%	6.52%	6.03%	[1]	10.99%	5.60%	5.19%	[1]	18.10%	8.05%	7.60%	[1]

[1]	(a)From October 8, 2015